SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - SGD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Balance at beginning of the year/period	$ 23	$ 34
Addition	17
Reversal		(11)
Balance at end of the year/period	$ 40	$ 23